UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2014

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Discovery Equity Portfolio

Portfolio of Investments

September 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.4%
Consumer Discretionary - 21.6%
Auto Components - 2.0%
Linamar Corp.	4,190	$140,378
TS Tech Co., Ltd.	3,800	150,288

		290,666

Distributors - 1.2%
Inchcape PLC	17,830	176,046

Hotels, Restaurants & Leisure - 0.9%
Flight Centre Ltd.	3,010	135,737

Household Durables - 2.7%
Berkeley Group Holdings PLC	3,710	124,390
Rinnai Corp.	2,300	170,922
Techtronic Industries Co.	37,000	96,452

		391,764

Leisure Equipment & Products - 0.6%
Giant Manufacturing Co., Ltd.	14,000	95,465

Media - 2.9%
Havas SA	7,520	58,782
Mediaset Espana Comunicacion SA (a)	13,310	153,309
Metropole Television SA	6,620	141,995
VGI Global Media PCL	194,070	73,211

		427,297

Multiline Retail - 2.0%
Dollarama, Inc.	2,465	200,326
Hyundai Department Store Co., Ltd.	590	88,457

		288,783

Specialty Retail - 6.2%
Howden Joinery Group PLC	41,020	193,635
Komeri Co., Ltd. (b)	3,000	73,631
Mr. Price Group Ltd.	8,450	116,969
Sports Direct International PLC (a)	21,190	242,266
Super Retail Group Ltd.	9,200	111,298
United Arrows Ltd.	3,900	164,276

		902,075

Textiles, Apparel & Luxury Goods - 3.1%
Arezzo Industria e Comercio SA	5,100	90,182
Brunello Cucinelli SpA	4,707	152,921
Eclat Textile Co., Ltd.	16,320	143,283
Tod’s SpA	350	65,581

		451,967

		3,159,800

Industrials - 18.8%
Air Freight & Logistics - 1.0%
Yamato Holdings Co., Ltd.	6,600	149,058

Company	Shares	U.S. $ Value
Airlines - 0.4%
Controladora Vuela Cia de Aviacion SAB de CV (ADR) (a)	3,880	$56,260

Building Products - 1.2%
Kingspan Group PLC	10,830	180,846

Construction & Engineering - 2.4%
China State Construction International Holdings Ltd.	78,000	124,954
Grana y Montero SA	37,640	149,344
Sino Thai Engineering & Construction PCL	105,230	76,366

		350,664

Machinery - 6.2%
Andritz AG	2,250	132,412
Hiwin Technologies Corp.	9,630	64,454
IHI Corp.	27,000	114,173
Krones AG	1,650	140,314
KUKA AG	2,890	125,315
Melrose Industries PLC	32,480	157,691
Nachi-Fujikoshi Corp.	31,000	173,505

		907,864

Professional Services - 0.5%
DKSH Holding AG	800	68,221

Road & Rail - 1.9%
Localiza Rent a Car SA	5,418	80,672
National Express Group PLC	45,436	188,661

		269,333

Trading Companies & Distributors - 3.9%
Ashtead Group PLC	6,660	66,284
Barloworld Ltd.	11,360	107,832
Brenntag AG	795	132,348
MonotaRO Co., Ltd. (b)	4,300	126,329
Rexel SA	5,500	139,931

		572,724

Transportation Infrastructure - 1.3%
Malaysia Airports Holdings Bhd	34,000	79,172
OHL Mexico SAB de CV (a)(b)	43,800	115,276

		194,448

		2,749,418

Financials - 16.9%
Capital Markets - 4.6%
3i Group PLC	28,260	166,313
Ashmore Group PLC	18,070	114,050
Banca Generali SpA	7,310	165,336
GAM Holding AG (a)	6,970	126,033
Intermediate Capital Group PLC	15,110	109,129

		680,861

Company	Shares	U.S. $ Value
Commercial Banks - 1.0%
Bank of Georgia Holdings PLC	4,750	$148,441

Consumer Finance - 2.7%
Aeon Thana Sinsap Thailand PCL (NVDR)	29,400	87,999
Compartamos SAB de CV (b)	52,940	98,604
Credito Real SAB de CV (a)	68,080	107,559
International Personal Finance PLC	10,290	101,666

		395,828

Diversified Financial Services - 2.8%
Chailease Holding Co., Ltd.	31,900	74,853
Challenger Ltd./Australia	26,470	135,943
Intercorp Financial Services, Inc. (c)	2,530	74,635
Warsaw Stock Exchange	9,710	118,357

		403,788

Insurance - 1.0%
Anadolu Hayat Emeklilik AS	30,258	68,237
Intact Financial Corp.	1,340	80,370

		148,607

Real Estate Investment Trusts (REITs) - 1.0%
Concentradora Fibra Hotelera Mexicana SA de CV	48,810	81,104
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	50,080	67,914

		149,018

Real Estate Management & Development - 2.8%
Aliansce Shopping Centers SA	9,800	87,994
Countrywide PLC	15,807	134,347
NTT Urban Development Corp.	7,500	98,883
Quintain Estates & Development PLC (a)	61,940	84,732

		405,956

Thrifts & Mortgage Finance - 1.0%
Paragon Group of Cos. PLC	29,020	146,527

		2,479,026

Consumer Staples - 10.7%
Beverages - 0.9%
Davide Campari-Milano SpA	15,350	133,270

Food & Staples Retailing - 4.7%
Brasil Pharma SA (a)	12,100	42,585
Clicks Group Ltd.	13,920	75,952
Eurocash SA	9,490	146,112
FamilyMart Co., Ltd.	2,900	125,609
MARR SpA	10,740	146,202
Tsuruha Holdings, Inc.	1,700	149,990

		686,450

Food Products - 5.1%
Alicorp SAA	31,900	101,943
Del Monte Pacific Ltd.	116,000	73,090
Devro PLC	23,890	125,334
Mayora Indah Tbk PT	29,000	79,211

Company	Shares	U.S. $ Value
MHP SA (GDR) (c)	4,080	$64,668
Minerva SA/Brazil (a)	14,900	67,901
Standard Foods Corp.	39,100	117,274
Wei Chuan Foods Corp.	59,000	115,120

		744,541

		1,564,261

Information Technology - 7.2%
Electronic Equipment, Instruments & Components - 0.8%
Anritsu Corp.	9,600	122,415

Internet Software & Services - 1.8%
Mail.ru Group Ltd. (GDR) (c)	3,470	132,554
SINA Corp./China (a)	1,630	132,307

		264,861

IT Services - 1.8%
Alten SA	1,450	62,046
Computacenter PLC	9,666	83,577
Itochu Techno-Solutions Corp. (b)	3,500	124,551

		270,174

Semiconductors & Semiconductor Equipment - 0.8%
Hermes Microvision, Inc.	4,000	116,667

Software - 2.0%
GameLoft SE (a)(b)	18,170	192,226
SDL PLC	18,560	93,821

		286,047

		1,060,164

Health Care - 5.8%
Biotechnology - 0.8%
Taiwan Liposome Co., Ltd. (a)	10,000	120,405

Health Care Equipment & Supplies - 2.8%
Ansell Ltd.	5,120	99,732
Draegerwerk AG & Co. KGaA (Preference Shares) (b)	1,270	161,729
Ginko International Co., Ltd.	8,000	148,015

		409,476

Life Sciences Tools & Services - 1.6%
Eurofins Scientific	640	161,283
Gerresheimer AG	1,230	73,639

		234,922

Pharmaceuticals - 0.6%
Kalbe Farma Tbk PT	835,500	85,151

		849,954

Energy - 4.4%
Energy Equipment & Services - 1.6%
John Wood Group PLC	9,980	129,448
ShawCor Ltd.	2,540	107,119

		236,567

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 2.8%
Africa Oil Corp. (a)	10,330	$83,181
Genel Energy PLC (a)	7,370	111,795
Gran Tierra Energy, Inc. (a)	9,930	70,471
KrisEnergy Ltd. (a)	78,950	80,551
Ophir Energy PLC (a)	11,494	61,957

		407,955

		644,522

Materials - 4.0%
Chemicals - 4.0%
AZ Electronic Materials SA	14,140	67,511
Chr Hansen Holding A/S	3,260	115,520
Croda International PLC	2,090	89,740
Fuchs Petrolub SE (Preference Shares)	1,740	145,638
Kansai Paint Co., Ltd.	12,000	159,471

		577,880

Utilities - 2.0%
Electric Utilities - 0.6%
Emera, Inc.	3,140	90,812

Gas Utilities - 1.4%
Enagas SA	4,460	109,302
ENN Energy Holdings Ltd.	16,000	89,430

		198,732

		289,544

Total Common Stocks (cost $11,154,829)		13,374,569

WARRANTS - 3.3%
Financials - 1.3%
Commercial Banks - 0.6%
Commercial Bank of Qatar QSC (The), Deutsche Bank AG London, expiring 5/26/17 (a)	4,790	89,718
Diversified Financial Services - 0.7%
First Bank of Nigeria PLC, Citigroup Global Markets Holding, Inc., expiring 4/29/14 (a)	1,100,410	110,041

		199,759

Health Care - 0.7%
Pharmaceuticals - 0.7%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (a)(c)	7,320	100,069

Utilities - 0.7%
Multi-Utilities - 0.7%
Qatar Electricity & Water Co., Credit Suisse International, expiring 8/24/15 (a)(c)	2,280	98,811

Company	Shares	U.S. $ Value
Industrials - 0.6%
Construction & Engineering - 0.3%
IRB Infrastructure Developers Ltd., Merrill Lynch Intl & Co., expiring 1/25/16 (a)	36,300	$43,458

Transportation Infrastructure - 0.3%
Adani Ports and Special Economic Zone, Merrill Lynch Intl & Co., expiring 12/17/14 (a)	22,140	48,697

		92,155

Total Warrants (cost $496,610)		490,794

INVESTMENT COMPANIES - 0.8%
Funds and Investment Trusts - 0.8%
iShares MSCI Japan Small-Cap ETF (cost $109,469)	2,040	112,608
SHORT-TERM INVESTMENTS - 3.7%
Investment Companies - 3.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (d) (cost $538,496)	538,496	538,496

Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $12,299,404)		14,516,467

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.3%
Investment Companies - 4.3%
AllianceBernstein Exchange Reserves - Class I, 0.07% (d) (cost $620,539)	620,539	620,539

Total Investments - 103.5% (cost $12,919,943) (e)		15,137,006
Other assets less liabilities - (3.5)%		(508,105)

Net Assets - 100.0%		$14,628,901

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the aggregate market value of these securities amounted to $470,737 or 3.2% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,552,883 and gross unrealized depreciation of investments was $(335,820), resulting in net unrealized appreciation of $2,217,063.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt

AllianceBernstein International Discovery Equity Portfolio

Country Breakdown*

September 30, 2013 (unaudited)

19.3%	United Kingdom
13.1%	Japan
6.9%	Taiwan
5.4%	Germany
5.3%	Canada
5.2%	France
4.6%	Italy
3.3%	Australia
3.2%	Mexico
2.5%	Brazil
2.4%	China
2.2%	Peru
2.1%	South Africa
20.8%	Other
3.7%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Austria, Denmark, Hong Kong, India, Indonesia, Ireland, Jersey (Channel Islands), Malaysia, Nigeria, Philippines, Poland, Qatar, Russia, Singapore, South Korea, Spain, Switzerland, Thailand, Turkey and Ukraine.

AllianceBernstein International Discovery Equity Portfolio

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$631,663		$2,528,137		$	– 0	–	$3,159,800
Industrials	480,724		2,268,694			– 0	–	2,749,418
Financials	749,345		1,729,681			– 0	–	2,479,026
Consumer Staples	277,097		1,287,164			– 0	–	1,564,261
Information Technology	550,908		509,256			– 0	–	1,060,164
Health Care	220,137		629,817			– 0	–	849,954
Energy	341,322		303,200			– 0	–	644,522
Materials	– 0	–	577,880			– 0	–	577,880
Utilities	90,812		198,732			– 0	–	289,544
Warrants	– 0	–	– 0	–		490,794		490,794
Investment Companies	112,608		– 0	–		– 0	–	112,608
Short-Term Investments	538,496		– 0	–		– 0	–	538,496
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	620,539		– 0	–		– 0	–	620,539

Total Investments in Securities	4,613,651		10,032,561	+		490,794		15,137,006
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$4,613,651		$10,032,561			$490,794		$15,137,006

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Total
Balance as of 6/30/13	$605,592		$605,592
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	46,688		46,688
Change in unrealized appreciation/depreciation	(63,146)		(63,146)
Purchases	33,565		33,565
Sales	(131,905)		(131,905)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 9/30/13	$490,794		$490,794

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/13	$(32,145)		$(32,145)

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at September 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Warrants	$490,794	Indicative Market Quotations	Broker Quote	$0.10-$43.34/ $15.28

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Select US Equity Portfolio

Portfolio of Investments

September 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 90.8%
Consumer Discretionary - 25.3%
Household Durables - 1.2%
Mohawk Industries, Inc. (a)	30,733	$4,002,973

Internet & Catalog Retail - 3.0%
Amazon.com, Inc. (a)	18,259	5,708,494
priceline.com, Inc. (a)	4,365	4,412,797

		10,121,291

Media - 12.5%
CBS Corp. - Class B	107,687	5,940,015
Comcast Corp. - Class A	233,162	10,527,264
Liberty Media Corp. (a)	41,019	6,035,946
Time Warner Cable, Inc. - Class A	23,463	2,618,471
Time Warner, Inc.	136,270	8,967,929
Viacom, Inc. - Class B	100,102	8,366,525

		42,456,150

Multiline Retail - 3.8%
Dollar General Corp. (a)	147,049	8,302,386
Macy’s, Inc.	103,058	4,459,320

		12,761,706

Specialty Retail - 3.6%
Home Depot, Inc. (The)	159,090	12,066,977

Textiles, Apparel & Luxury Goods - 1.2%
PVH Corp.	33,360	3,959,498

		85,368,595

Financials - 19.1%
Commercial Banks - 6.0%
US Bancorp/MN	192,646	7,046,991
Wells Fargo & Co.	315,764	13,047,368

		20,094,359

Consumer Finance - 5.3%
American Express Co.	234,171	17,684,594

Diversified Financial Services - 5.3%
Berkshire Hathaway, Inc. - Class B (a)	51,581	5,854,959
Citigroup, Inc.	75,408	3,658,042
IntercontinentalExchange, Inc. (a)	22,489	4,079,955
JPMorgan Chase & Co.	85,539	4,421,511

		18,014,467

Real Estate - 1.0%
Realogy Holdings Corp. (a)	80,766	3,474,553

Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	69,175	5,127,943

		64,395,916

Company	Shares	U.S. $ Value
Information Technology - 14.4%
Communications Equipment - 3.3%
Cisco Systems, Inc.	217,742	$5,099,518
QUALCOMM, Inc.	87,587	5,899,860

		10,999,378

Computers & Peripherals - 2.3%
Apple, Inc.	16,639	7,932,643

Internet Software & Services - 6.2%
eBay, Inc. (a)	107,542	5,999,768
Facebook, Inc. - Class A (a)	77,413	3,889,229
Google, Inc. - Class A (a)	8,871	7,770,198
Rocket Fuel, Inc. (a)	1,126	60,511
Yahoo!, Inc. (a)	94,611	3,137,301

		20,857,007

IT Services - 1.2%
International Business Machines Corp.	22,610	4,186,920

Software - 1.4%
FireEye, Inc. (a)	6,109	253,707
Microsoft Corp.	134,646	4,485,058

		4,738,765

		48,714,713

Industrials - 9.4%
Aerospace & Defense - 1.5%
United Technologies Corp.	46,433	5,006,406

Air Freight & Logistics - 1.7%
FedEx Corp.	50,984	5,817,784

Electrical Equipment - 1.4%
Eaton Corp. PLC	67,183	4,624,878

Industrial Conglomerates - 2.8%
Danaher Corp.	63,013	4,368,061
General Electric Co.	212,325	5,072,445

		9,440,506

Road & Rail - 2.0%
Norfolk Southern Corp.	40,286	3,116,122
Union Pacific Corp.	24,409	3,791,694

		6,907,816

		31,797,390

Energy - 7.2%
Energy Equipment & Services - 1.7%
Schlumberger Ltd.	66,409	5,867,899

Oil, Gas & Consumable Fuels - 5.5%
Chevron Corp.	64,678	7,858,377
EOG Resources, Inc.	30,592	5,178,614

Company	Shares	U.S. $ Value
Kinder Morgan, Inc./DE	151,145	$5,376,228

		18,413,219

		24,281,118

Consumer Staples - 6.1%
Beverages - 1.1%
PepsiCo, Inc.	46,534	3,699,453

Food & Staples Retailing - 3.2%
CVS Caremark Corp.	94,464	5,360,832
Wal-Mart Stores, Inc.	57,983	4,288,423
Walgreen Co.	23,790	1,279,902

		10,929,157

Food Products - 1.8%
ConAgra Foods, Inc.	113,024	3,429,148
Kraft Foods Group, Inc.	48,677	2,552,622

		5,981,770

		20,610,380

Health Care - 5.0%
Biotechnology - 0.0%
Foundation Medicine, Inc. (a)	3,649	144,646

Health Care Providers & Services - 0.1%
Premier, Inc. - Class A (a)	5,457	172,987

Pharmaceuticals - 4.9%
Actavis PLC	3,294	472,726
Actavis, Inc. (a)	14,142	2,036,448
Johnson & Johnson	66,509	5,765,665
Pfizer, Inc.	194,173	5,574,707
Warner Chilcott PLC	119,160	2,722,806

		16,572,352

		16,889,985

Telecommunication Services - 3.3%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	125,464	5,854,150

Wireless Telecommunication Services - 1.6%
SBA Communications Corp. - Class A (a)	66,194	5,325,969

		11,180,119

Utilities - 1.0%
Multi-Utilities - 1.0%
DTE Energy Co.	52,177	3,442,638

Total Common Stocks (cost $292,631,011)		306,680,854

INVESTMENT COMPANIES - 3.6%
Funds and Investment Trusts - 3.6%
Health Care Select Sector SPDR Fund	138,545	7,006,221
Market Vectors Oil Service ETF	110,956	5,223,808

Total Investment Companies (cost $11,311,870)		12,230,029

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 4.7%
Investment Companies - 4.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (b) (cost $15,765,159)	15,765,159	$15,765,159

Total Investments - 99.1% (cost $319,708,040) (c)		334,676,042
Other assets less liabilities - 0.9%		3,066,878

Net Assets - 100.0%		$337,742,920

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,061,539 and gross unrealized depreciation of investments was $(1,093,537), resulting in net unrealized appreciation of $14,968,002.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Select US Equity Portfolio

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities	Level 1	Level 2			Level 3			Total
Common Stocks:
Consumer Discretionary	$85,368,595	$	– 0	–	$	– 0	–	$85,368,595
Financials	64,395,916		– 0	–		– 0	–	64,395,916
Information Technology	48,714,713		– 0	–		– 0	–	48,714,713
Industrials	31,797,390		– 0	–		– 0	–	31,797,390
Energy	24,281,118		– 0	–		– 0	–	24,281,118
Consumer Staples	20,610,380		– 0	–		– 0	–	20,610,380
Health Care	16,417,259		– 0	–		472,726		16,889,985
Telecommunication Services	11,180,119		– 0	–		– 0	–	11,180,119
Utilities	3,442,638		– 0	–		– 0	–	3,442,638
Investment Companies	12,230,029		– 0	–		– 0	–	12,230,029
Short-Term Investments:
Investment Companies	15,765,159		– 0	–		– 0	–	15,765,159

Total Investments in Securities	334,203,316		– 0	–		472,726		334,676,042
Other Financial Instruments*:

Total^	$334,203,316	$	– 0	–		$472,726		$334,676,042

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Total
Balance as of 6/30/13	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		1,719			1,719
Purchases		471,007			471,007
Sales		– 0	–		– 0	–
Transfers into Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/13+		$472,726			$472,726

Net change in unrealized appreciation/depreciation from investments held as of 9/30/13		$1,719			$1,719

+	There were no transfers into or out of Level 3 during the period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the

“Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing

Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Select US Long/Short Portfolio

Portfolio of Investments

September 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 66.8%
Consumer Discretionary - 21.4%
Automobiles - 0.5%
Ford Motor Co.	88,094	$1,486,146

Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp.	17,660	1,359,290

Household Durables - 1.1%
Mohawk Industries, Inc. (a)	13,356	1,739,619
Sony Corp. (Sponsored ADR)	53,739	1,156,463

		2,896,082

Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (a)	7,935	2,480,798
Groupon, Inc. (a)	89,481	1,003,082
Liberty Ventures Series A (a)	11,106	979,216
NetFlix, Inc. (a)	4,307	1,331,768
priceline.com, Inc. (a)	1,896	1,916,761

		7,711,625

Media - 9.7%
CBS Corp. - Class B	46,798	2,581,378
Charter Communications, Inc. - Class A (a)	12,383	1,668,733
Comcast Corp. - Class A	101,253	4,571,573
DIRECTV (a)	13,153	785,892
DISH Network Corp. - Class A	21,198	954,122
DreamWorks Animation SKG, Inc. - Class A (a)	48,016	1,366,535
Liberty Media Corp. (a)	17,819	2,622,066
Lions Gate Entertainment Corp. (a)	26,691	935,519
Madison Square Garden Co. (The) - Class A (a)	15,854	920,642
Time Warner Cable, Inc. - Class A	10,197	1,137,985
Time Warner, Inc.	59,223	3,897,466
Viacom, Inc. - Class B	43,501	3,635,814
Walt Disney Co. (The)	15,888	1,024,617

		26,102,342

Multiline Retail - 2.5%
Dollar General Corp. (a)	63,870	3,606,100
Family Dollar Stores, Inc.	18,347	1,321,351
Macy’s, Inc.	44,785	1,937,847

		6,865,298

Specialty Retail - 2.8%
AutoNation, Inc. (a)	25,428	1,326,579
Home Depot, Inc. (The)	69,136	5,243,965
Lowe’s Cos., Inc.	21,575	1,027,186

		7,597,730

Textiles, Apparel & Luxury Goods - 1.4%
Carter’s, Inc.	9,969	756,547
Fifth & Pacific Cos., Inc. a (a)	47,786	1,200,862

Company	Shares	U.S. $ Value
PVH Corp.	14,514	$1,722,667

		3,680,076

		57,698,589

Financials - 11.8%
Capital Markets - 0.2%
Goldman Sachs Group, Inc. (The)	2,843	449,791

Commercial Banks - 3.2%
US Bancorp/MN	83,685	3,061,197
Wells Fargo & Co.	137,302	5,673,319

		8,734,516

Consumer Finance - 2.8%
American Express Co.	101,763	7,685,142

Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. - Class B (a)	22,416	2,544,440
Citigroup, Inc.	32,751	1,588,751
IntercontinentalExchange, Inc. (a)	9,774	1,773,199
JPMorgan Chase & Co.	37,154	1,920,490
Moody’s Corp.	18,266	1,284,648

		9,111,528

Insurance - 0.4%
Aon PLC	12,728	947,472

Real Estate - 0.6%
Realogy Holdings Corp. (a)	35,098	1,509,916

Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	30,053	2,227,829

Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.	87,082	1,213,052

		31,879,246

Information Technology - 9.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	94,427	2,211,480
QUALCOMM, Inc.	38,024	2,561,297

		4,772,777

Computers & Peripherals - 1.3%
Apple, Inc.	7,233	3,448,333

Internet Software & Services - 3.5%
eBay, Inc. (a)	46,738	2,607,513
Facebook, Inc. - Class A (a)	33,703	1,693,239
Google, Inc. - Class A (a)	3,841	3,364,370
Rocket Fuel, Inc. (a)	815	43,798
Yahoo!, Inc. (a)	54,148	1,795,548

		9,504,468

IT Services - 1.2%
International Business Machines Corp.	9,826	1,819,578
Visa, Inc. - Class A	7,077	1,352,415

		3,171,993

Company	Shares	U.S. $ Value
Software - 1.3%
FireEye, Inc. (a)	4,420	$183,563
Microsoft Corp.	58,481	1,948,002
TiVo, Inc. (a)	118,483	1,473,928

		3,605,493

		24,503,064

Industrials - 6.6%
Aerospace & Defense - 1.9%
Boeing Co. (The)	14,799	1,738,883
Precision Castparts Corp.	5,288	1,201,645
United Technologies Corp.	20,239	2,182,169

		5,122,697

Air Freight & Logistics - 0.9%
FedEx Corp.	22,157	2,528,335

Airlines - 0.4%
Delta Air Lines, Inc.	46,332	1,092,972

Electrical Equipment - 0.8%
Eaton Corp. PLC	29,251	2,013,639

Industrial Conglomerates - 1.5%
Danaher Corp.	27,511	1,907,063
General Electric Co.	92,269	2,204,306

		4,111,369

Road & Rail - 1.1%
Norfolk Southern Corp.	17,769	1,374,432
Union Pacific Corp.	10,641	1,652,973

		3,027,405

		17,896,417

Consumer Staples - 5.6%
Beverages - 1.5%
Coca-Cola Co. (The)	33,370	1,264,056
Constellation Brands, Inc. - Class A (a)	19,576	1,123,662
PepsiCo, Inc.	20,223	1,607,728

		3,995,446

Food & Staples Retailing - 2.1%
CVS Caremark Corp.	41,185	2,337,249
Wal-Mart Stores, Inc.	25,198	1,863,644
Walgreen Co.	29,468	1,585,378

		5,786,271

Food Products - 1.3%
ConAgra Foods, Inc.	48,959	1,485,416
General Mills, Inc.	19,130	916,710
Kraft Foods Group, Inc.	21,155	1,109,368

		3,511,494

Company	Shares	U.S. $ Value
Personal Products - 0.4%
Herbalife Ltd.	14,680	$1,024,224

Tobacco - 0.3%
Philip Morris International, Inc.	8,424	729,434

		15,046,869

Health Care - 4.7%
Biotechnology - 1.1%
Celgene Corp. (a)	10,279	1,582,246
Foundation Medicine, Inc. (a)	2,707	107,306
Gilead Sciences, Inc. (a)	18,640	1,171,338

		2,860,890

Health Care Providers & Services - 0.5%
Premier, Inc. - Class A (a)	4,129	130,889
UnitedHealth Group, Inc.	17,287	1,237,922

		1,368,811

Pharmaceuticals - 3.1%
Actavis, Inc. (a)	5,326	766,944
Allergan, Inc./United States	9,177	830,060
Johnson & Johnson	28,858	2,501,700
Merck & Co., Inc.	14,136	673,015
Pfizer, Inc.	84,287	2,419,880
Warner Chilcott PLC	55,085	1,258,692

		8,450,291

		12,679,992

Energy - 4.6%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	28,886	2,552,367

Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	19,132	1,779,085
Chevron Corp.	28,107	3,415,000
EOG Resources, Inc.	13,295	2,250,578
Kinder Morgan, Inc./DE	65,684	2,336,380

		9,781,043

		12,333,410

Telecommunication Services - 2.4%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	54,492	2,542,596

Wireless Telecommunication Services - 1.5%
SBA Communications Corp. - Class A (a)	28,766	2,314,512
Vodafone Group PLC (Sponsored ADR)	50,041	1,760,443

		4,074,955

		6,617,551

Utilities - 0.6%
Multi-Utilities - 0.6%
DTE Energy Co.	22,675	1,496,097

Total Common Stocks (cost $178,385,097)		180,151,235

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 2.6%
Funds and Investment Trusts - 2.6%
Health Care Select Sector SPDR Fund	60,731	$3,071,167
iShares Nasdaq Biotechnology Index Fund	7,857	1,646,827
Market Vectors Oil Service ETF	48,217	2,270,056

Total Investment Companies (cost $6,869,225)		6,988,050

SHORT-TERM INVESTMENTS - 30.3%
Investment Companies - 30.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (b)+ (cost $81,784,336)	81,784,336	81,784,336

Total Investments Before Securities Sold Short - 99.7% (cost $267,038,658)		268,923,621

SECURITIES SOLD SHORT - (5.7)%
INVESTMENT COMPANIES - (4.3)%
Funds and Investment Trusts - (4.3)%
CurrencyShares Euro ETF (a)	(9,616)	(1,287,101)
CurrencyShares Japanese Yen ETF (a)	(11,168)	(1,110,881)
Financial Select Sector SPDR Fund	(118,173)	(2,354,006)
iShares Russell 2000 Index Fund	(13,930)	(1,485,217)
iShares US Real Estate ETF	(24,539)	(1,564,607)
SPDR S&P 500 ETF Trust	(22,181)	(3,728,626)

Total Investment Companies (proceeds $11,492,350)		(11,530,438)

COMMON STOCKS - (1.4)%
Consumer Discretionary - (0.4)%
Hotels, Restaurants & Leisure - (0.2)%
Norwegian Cruise Line Holdings Ltd. (a)	(22,068)	(680,798)

Leisure Equipment & Products - (0.2)%
Hasbro, Inc.	(11,034)	(520,143)

		(1,200,941)

Information Technology - (0.4)%
Computers & Peripherals - (0.2)%
Hewlett-Packard Co.	(23,379)	(490,491)

IT Services - (0.2)%
Teradata Corp. (a)	(9,354)	(518,586)

		(1,009,077)

Telecommunication Services - (0.3)%
Wireless Telecommunication Services - (0.3)%
Crown Castle International Corp. (a)	(12,147)	(887,095)

Company	Shares	U.S. $ Value
Energy - (0.3)%
Oil, Gas & Consumable Fuels - (0.3)%
Golar LNG Ltd.	(22,433)	$(845,051)

Total Common Stocks (proceeds $3,948,112)		(3,942,164)

Total Securities Sold Short (proceeds $15,440,462)		(15,472,602)

Total Investments, Net of Securities Sold Short - 94.0% (cost $251,598,196)		253,451,019
Other assets less liabilities - 6.0% (c)		16,230,130

Net Assets - 100.0%		$269,681,149

+	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,888,165 and gross unrealized depreciation of investments was $(2,035,342), resulting in net unrealized appreciation of $1,852,823.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor’s Depository Receipt

AllianceBernstein Select US Long/Short Portfolio

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2— other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$180,151,235		$	– 0	–	$	– 0	–	$180,151,235
Investment Companies	6,988,050			– 0	–		– 0	–	6,988,050
Short-Term Investments	81,784,336			– 0	–		– 0	–	81,784,336
Liabilities:
Common Stocks*	(3,942,164)			– 0	–		– 0	–	(3,942,164)
Investment Companies	(11,530,438)			– 0	–		– 0	–	(11,530,438)

Total Investments in Securities	253,451,019			– 0	–		– 0	–	253,451,019
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$253,451,019		$	– 0	–	$	– 0	–	$253,451,019

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 22, 2013